COMPLAINTS BROUGHT AGAINST THE GROUP AND OTHERS IN THE UNITED STATES	12 Months Ended
Dec. 31, 2022
Disclosure Of Claims And Benefits Paid Explanatory [Abstract]
COMPLAINTS BROUGHT AGAINST THE GROUP AND OTHERS IN THE UNITED STATES	COMPLAINTS BROUGHT AGAINST THE GROUP AND OTHERS IN THE UNITED STATES
During 2018, the following lawsuits were brought in the United States (“USA”) against the Group, its directors and some of its first-line managers and the controlling shareholder at the time of the Company’s initial public offering in 2017 (“Initial Public Offering” or “IPO”).
1.State Class Action Kohl v. Loma Negra CIASA, et al. (Index No. 653114/2018—Supreme Court of the State of New York, County of New York)
The complaint was filed with the state courts of New York in June 2018 by Dan Kohl –a shareholder who acquired ADSs issued by the Company during its 2017 initial public offering. The banks that placed the ADSs have also been sued. In the complaint, the plaintiff alleges assumed violations of the US Federal Securities Law on grounds of allegedly false representations contained in the Offering Memorandum and/or failure to include relevant information. On March 13, 2019, the Company filed a motion to dismiss against the (amended) complaint filed by the plaintiff in January 2019. On May 10,
2019, the plaintiff moved to oppose the motion to dismiss. On October 22, 2020, the US state court partially granted the request for dismissal timely filed by the Company. Therefore, the case moved to the discovery phase.
Accordingly, on February 1, 2021, the Company appealed the decision with respect to the allegations of the complaint that were not dismissed in the first instance. On March 23, the plaintiff moved to oppose the appeal filed by the Company and the Company filed its reply on April 9, 2021. On June 1, 2021, the First Department changed the Supreme Court’s decision on the motion to dismiss. Specifically, it restrained the grounds based on which the case could proceed based on the plaintiff’s allegations, leaving only two issues of all the claim to be addressed at the discovery phase: (i) if there were indeed irregularities on the part of the Company’s affiliate, and (ii) if it is true that payments due to public works slowed down at the time of the IPO.
In addition, on January 11, 2021, the plaintiff requested certification of the case as a class action. On April 23, 2021, Loma Negra opposed to the certification of the class action. On June 1, 2021, the plaintiff replied to Loma Negra’s opposition. On June 3, 2021, Loma Negra also filed a cross-motion for summary judgment requesting that all the plaintiff’s claims be dismissed. On July 30, 2021, the plaintiff filed its opposition to Loma Negra´s motion, which was answered on August 27, 2021.

On November 16, 2021, the Court heard the claims regarding the two motions and ruled in favor of the plaintiff in both cases. On December 2, 2021, the Court executed an order granting class classification and approving a specimen notice that the plaintiff’s counsel could send to prospective class members.

On December 31, 2021, the Company filed an appeal to the Court’s decision to certify the class action and against the motion for summary judgment. The deadline to file the opening brief was July 1, 2022. On November 17, 2022, the court of appeal ruled and fully rejected the appeal filed by the Company.
On January 6, 2022, the case was reassigned from Justice Schecter to another judge in the Commercial Division of the New York Supreme Court, Justice Borrok. The case is at the discovery phase.
Therefore, as of the date of issuance of these consolidated financial statements the lawsuit continues with respect to the allegations that were not dismissed by the court.
2.Federal Class Action Carmona v. Loma Negra CIASA, et al (1:18-cv-11323-LLS—United States District Court Southern District of New York).
The complaint was filed in December 2018 by Eugenio Carmona –a shareholder who acquired ADSs issued by the Company during its 2017 initial public offering– with the US federal courts sitting in New York. In the complaint, the plaintiff alleges assumed violations of the US Federal Securities Law on grounds very similar to those alleged in the first complaint. On February 25, 2019, the Court appointed Sandor Karolyi as lead plaintiff. On April 26, 2019, the plaintiff filed the amended complaint. On September 19, 2019, the Company files its motion to dismiss against the complaint filed by the plaintiff. On April 27, 2020, the Court sustained the motion to dismiss filed by the Company. Pursuant to this first instance judgment, the court dismissed all the accusations made in the class action lawsuit against the Company, the controlling shareholder, its board members, and certain members of senior management at the time of the IPO. Finally, on July 21, 2020, the plaintiffs voluntarily withdrew the appeal filed against the judgment of first instance that fully sustained the motion to dismiss submitted by the Company. Accordingly, a final and conclusive judgment was rendered in favor of the Company and the rest of the defendants, and the lawsuit came to an end.